Employee benefits (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Defined benefit obligation	$ 97	$ 83	$ 109
Plan 401K [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan employer percentage	5.00%
Defined contribution plan employer amount	$ 200	$ 200